TAXES - Taxes Payable (Details) - USD ($)	Jul. 31, 2020	Apr. 22, 2020	Jul. 31, 2019
Taxes Payable, Current [Abstract]
Value added tax payable	$ 259,059
Income tax payable	3,585,627
Other tax payable	159,478
Total taxes payable	4,004,164		$ 669,069
ATIF
Taxes Payable, Current [Abstract]
Value added tax payable	73,031		91,978
Income tax payable	584,503		574,778
Other tax payable	2,582		2,313
Total taxes payable	660,116		$ 669,069
LGC
Taxes Payable, Current [Abstract]
Value added tax payable	186,028
Income tax payable	3,001,124
Other tax payable	156,896
Total taxes payable	$ 3,344,048
Taxes payable		$ 3,255,935
Total tax liabilities of accumulated unpaid tax	84.00%